Intangible Assets and Goodwill - Changes in Net Book Value of Intangible Assets and Goodwill (Details) $ in Thousands	12 Months Ended
Mar. 31, 2025 CAD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	$ 84,030
Additions	3,814
Other	(520)
Amortization	(595)
Foreign currency translation	2,305
Net book value, ending balance	89,034
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	7,500
Additions	0
Other	0
Amortization	0
Foreign currency translation	166
Net book value, ending balance	7,666
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	27,277
Additions	0
Other	59
Amortization	0
Foreign currency translation	1,399
Net book value, ending balance	28,735
Total intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	40,850
Additions	3,460
Other	(130)
Amortization	(595)
Foreign currency translation	1,578
Net book value, ending balance	45,163
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	5,090
Additions	0
Other	90
Amortization	(281)
Foreign currency translation	0
Net book value, ending balance	4,899
Permits and licenses
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	45
Additions	48
Other	8
Amortization	(43)
Foreign currency translation	11
Net book value, ending balance	69
Patents
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	189
Additions	6
Other	(197)
Amortization	0
Foreign currency translation	2
Net book value, ending balance	0
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	749
Additions	3,406
Other	(90)
Amortization	(271)
Foreign currency translation	0
Net book value, ending balance	3,794
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Net book value, beginning balance	43,180
Additions	354
Other	(390)
Amortization	0
Foreign currency translation	727
Net book value, ending balance	$ 43,871